Ordinary shares, preference shares and other equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid and other equity instruments
	Barclays Bank Group			Barclays Bank Group
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2023	2,342	6	2,348	10,691
AT1 securities issuance	—	—	—	2,499
AT1 securities redemption	—	—	—	(2,425)
As at 31 December 2023	2,342	6	2,348	10,765

As at 1 January 2022	2,342	6	2,348	9,693
AT1 securities issuance	—	—	—	3,134
AT1 securities redemption	—	—	—	(2,136)
As at 31 December 2022	2,342	6	2,348	10,691

Disclosure of AT1 equity instruments

AT1 equity instruments
		2023	2022
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	—	500
7.75% Perpetual Subordinated Contingent Convertible Securities (USD2,500m)	2023	—	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	623
8.0% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2025	1,134	1,134
8.3% Perpetual Subordinated Contingent Convertible Securities (SGD450m)	2027	263	263
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,237	1,237
4.375% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2028	1,072	1,072
9.250% Perpetual Subordinated Contingent Convertible Securities	2028	866	—
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD400m)	2028	247	—
8.0% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2029	1,634	1,634
9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m)	2029	1,386	—
		10,765	10,691